Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Effective tax rate	23.60%	34.30%	23.60%	31.90%
National corporation tax	24.00%	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%	31.50%
Loans held for sale in installment loans	¥ 186,472		¥ 186,472		¥ 155,680
Aggregate loan fair value	182,700		182,700		151,601
Residential condominiums under development	82,743		82,743		62,414
Finished goods	63,167		63,167		77,149
Write-down on residential condominiums under development	0	¥ 280	508	¥ 10,194
Goodwill acquired	516,252		516,252		488,856
Other intangible assets	418,064		418,064		403,621
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	852,709		852,709		819,839
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	172,950		172,950		147,459
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 75,578		¥ 75,578		¥ 73,063
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority			50.00%